STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Initial Public Offering	Class A Common Stock	Class A Common Stock Initial Public Offering	Class F Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Jun. 28, 2020	$ 0		$ 0		$ 0	$ 0	$ 0
Beginning Balance, (in shares) at Jun. 28, 2020			0		0
Sale of Class F Common Stock, par value $0.0001 per share, to Sponsor on July 24, 2020	25,000				$ 1,725	23,275
Sale of common stock (in shares)		34,500,000		34,500,000	17,250,000
Surrender of Class F Common Stock, par value $0.0001 per share, by Sponsor on October 1, 2020					$ (862)	862
Surrender of Class F common stock, par value $0.0001 per share, by Sponsor on October 1, 2020 (in shares)					(8,625,000)
Stock dividend of Class F Common Stock, par value $0.0001 per share, to Sponsor on October 23, 2020					$ 647	(647)
Stock dividend of Class F common stock, par value $0.0001 per share, to Sponsor on October 23, 2020 (in shares)					6,468,750
Surrender of Class F Common Stock, par value $0.0001 per share, by Sponsor on November 13, 2020					$ (647)	647
Surrender of Class F common stock, par value $0.0001 per share, by Sponsor on November 13, 2020 (in shares)					(6,468,750)
Proceeds from initial public offering of Units on December 15, 2020 at $10.00 per Unit				$ 3,450
Excess of fair value paid by founders for warrants	2,091,500					2,091,500
Subsequent measurement under ASC 480-10-S99 against additional paid-in capital	(2,115,637)					(2,115,637)
Class A common stock subject to possible redemption; 34,500,000 shares at a redemption price of $10.00			$ (3,450)
Class A common stock subject to possible redemption; 34,500,000 shares at a redemption price of $10.00 (in shares)			(34,500,000)
Subsequent measurement under ASC 480-10-S99 against accumulated deficit	(27,699,413)						(27,699,413)
Net loss	(1,501,235)						(1,501,235)
Ending Balance at Dec. 31, 2020	(29,199,785)				$ 863		(29,200,648)
Ending Balance, (in shares) at Dec. 31, 2020					8,625,000
Sale of common stock (in shares)				34,500,000
Subsequent measurement under ASC 480-10-S99 against accumulated deficit	(8,130)						(8,130)
Net loss	(29,974,034)		$ (23,985,731)		$ (5,996,433)		(29,974,034)
Ending Balance at Mar. 31, 2021	$ (59,181,949)				$ 863	$ 0	$ (59,182,812)
Ending Balance, (in shares) at Mar. 31, 2021					8,625,000